Employee Benefit Plans - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 5,400	$ 5,200
Recognized cost of defined contribution plans, excluding the ESOP	$ 224	$ 209	$ 198
Shares of stock owned by Employee Stock Ownership Plan	5.7	6.0
Fair value of shares total ESOP assets	$ 273	$ 251
The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match, first 4%	100.00%
401(k) Employer matching contribution, percent match, remaining 2%	50.00%
401(k), Employer non-elective contribution based on earnings (percent)	2.00%
401(k), shares of common stock owned	14.2	15.6
401(k), fair value of total assets	$ 5,700	$ 5,200
Maximum | The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution (percent)	5.00%
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for 2017 (percent)	6.25%
Assumed healthcare cost trend rate used in determining benefit expense for 2022 (percent)	4.75%
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	$ 10
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase (percent)	6.00%
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	$ 1
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase (percent)	6.00%
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	$ 9
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease (percent)	5.00%
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	$ 1
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease (percent)	5.00%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 13
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	1
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	1
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	1
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	1
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	1
Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 22
Domestic pension benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	30.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	70.00%
Domestic pension benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	20.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	50.00%
Domestic pension benefits | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	0.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	5.00%
Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 64